Fair Value of Financial Instruments and Interest Rate Risk (Narrative) (Detail)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Fair Value Disclosures [Abstract]
Derivative, remaining maturity	180 days	180 days